Employee Future Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 3,789	$ 3,794
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	450	466
U.S. plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	2,433	2,515
U.S. plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	526	509
U.S. plans [Member] | Pension defined benefit plans [member] | Inactive and retired [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,907	2,006
U.S. plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	336	355
U.S. plans [Member] | Retiree welfare plans [Member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	9	11
U.S. plans [Member] | Retiree welfare plans [Member] | Inactive and retired [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	327	344
Canadian plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,356	1,279
Canadian plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	116	125
Canadian plans [Member] | Pension defined benefit plans [member] | Inactive and retired [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,240	1,154
Canadian plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	114	111
Canadian plans [Member] | Retiree welfare plans [Member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	0	0
Canadian plans [Member] | Retiree welfare plans [Member] | Inactive and retired [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 114	$ 111